Fair Value (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Total gains (losses) for the period included in earnings, Liabilities	¥ 20,351
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Foreign exchange gains (losses)—net, Fees and commissions income (Note 27), Other non-interest income, Investment securities gains (losses)—net (Note 3), Trading account losses—net
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Foreign exchange gains (losses)—net, Fees and commissions income (Note 27), Other non-interest income, Investment securities gains (losses)—net (Note 3), Trading account losses—net
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Net change during the fiscal year
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Liability, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Net change during the fiscal year
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Trading account losses—net
Fair Value, Liability, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Trading account losses—net
Fair value, recurring measurements
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	¥ 2,472,633	¥ 1,667,416
Total gains (losses) for the period included in earnings, Assets	(19,829)	220,341
Total gains (losses) for the period included in other comprehensive income, Assets	6,260	22,944
Purchases, Assets	1,084,871	954,206
Issues, Assets	(312)	(355)
Sales, Assets	(34,067)	(18,752)
Settlements, Assets	(502,380)	(363,362)
Transfers into Level 3, Assets	92,603	51,483
Transfers out of Level 3, Assets	(35,601)	(61,288)
Level 3 assets, Ending balance	3,064,178	2,472,633
Change in unrealized gains (losses) included in earnings for assets still held at period end	(10,811)	223,504
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	77,885	125,325
Total gains (losses) for the period included in earnings, Liabilities		(58,355)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(2,062)	(8,293)
Purchases, Liabilities	0	0
Issues, Liabilities	0	22,752
Sales, Liabilities	0	0
Settlements, Liabilities	(102,397)	(113,211)
Transfers into Level 3, Liabilities	0
Net transfers into Level 3, Liabilities		(705)
Transfers out of Level 3, Liabilities	(6,527)	(22,924)
Level 3 liabilities, Ending balance	(49,328)	77,885
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	27,174	(17,683)
Fair value, recurring measurements | Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	6,486	57,121
Total gains (losses) for the period included in earnings, Liabilities	20,351	(58,355)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(2,062)	(8,293)
Purchases, Liabilities	0	0
Issues, Liabilities	0	17,699
Sales, Liabilities	0	0
Settlements, Liabilities	(30,998)	(111,353)
Transfers into Level 3, Liabilities	0	(705)
Transfers out of Level 3, Liabilities	(6,527)	(22,924)
Level 3 liabilities, Ending balance	(49,328)	6,486
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	27,174	(17,683)
Fair value, recurring measurements | Obligation to return securities received as collateral
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 liabilities, Beginning balance	71,399	68,204
Total gains (losses) for the period included in earnings, Liabilities	0	0
Total gains (losses) for the period included in other comprehensive income, Liabilities	0	0
Purchases, Liabilities	0	0
Issues, Liabilities	0	5,053
Sales, Liabilities	0	0
Settlements, Liabilities	(71,399)	(1,858)
Transfers into Level 3, Liabilities	0	0
Transfers out of Level 3, Liabilities	0	0
Level 3 liabilities, Ending balance	0	71,399
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	0	0
Fair value, recurring measurements | Trading account, Trading securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	2,041,954	1,182,319
Total gains (losses) for the period included in earnings, Assets	(5,968)	213,607
Total gains (losses) for the period included in other comprehensive income, Assets	(9,121)	0
Purchases, Assets	1,065,651	728,692
Issues, Assets	0	0
Sales, Assets	(27,371)	(16,552)
Settlements, Assets	(397,123)	(66,257)
Transfers into Level 3, Assets	78,674	145
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	2,746,696	2,041,954
Change in unrealized gains (losses) included in earnings for assets still held at period end	(22,232)	206,853
Fair value, recurring measurements | Trading account, Debt securities | Foreign government and official institution bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	101	1,168
Total gains (losses) for the period included in earnings, Assets	(1)	123
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	7
Issues, Assets	0	0
Sales, Assets	0	(7)
Settlements, Assets	(100)	(1,190)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	0	101
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	0
Fair value, recurring measurements | Trading account, Debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	0
Total gains (losses) for the period included in earnings, Assets	(812)
Total gains (losses) for the period included in other comprehensive income, Assets	0
Purchases, Assets	99,190
Issues, Assets	0
Sales, Assets	(1,374)
Settlements, Assets	0
Transfers into Level 3, Assets	78,460
Transfers out of Level 3, Assets	0
Level 3 assets, Ending balance	175,464	0
Change in unrealized gains (losses) included in earnings for assets still held at period end	(773)
Fair value, recurring measurements | Trading account, Debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	1,352,755	668,911
Total gains (losses) for the period included in earnings, Assets	(10,400)	143,982
Total gains (losses) for the period included in other comprehensive income, Assets	(9,121)	0
Purchases, Assets	853,526	552,320
Issues, Assets	0	0
Sales, Assets	(23,091)	0
Settlements, Assets	(347,162)	(12,458)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	1,816,507	1,352,755
Change in unrealized gains (losses) included in earnings for assets still held at period end	(19,985)	143,014
Fair value, recurring measurements | Trading account, Debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	536,846	334,124
Total gains (losses) for the period included in earnings, Assets	(1,034)	61,722
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	76,290	141,000
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	612,102	536,846
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,034)	61,722
Fair value, recurring measurements | Trading account, equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	152,252	178,116
Total gains (losses) for the period included in earnings, Assets	6,279	7,780
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	36,645	35,365
Issues, Assets	0	0
Sales, Assets	(2,906)	(16,545)
Settlements, Assets	(49,861)	(52,609)
Transfers into Level 3, Assets	214	145
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	142,623	152,252
Change in unrealized gains (losses) included in earnings for assets still held at period end	(440)	2,117
Fair value, recurring measurements | Trading derivatives—net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	58,906	81,096
Total gains (losses) for the period included in earnings, Assets	(5,605)	1,979
Total gains (losses) for the period included in other comprehensive income, Assets	1,807	1,383
Purchases, Assets	669	423
Issues, Assets	(312)	(355)
Sales, Assets	0	0
Settlements, Assets	(23,328)	(16,407)
Transfers into Level 3, Assets	10,690	49,297
Transfers out of Level 3, Assets	(31,957)	(58,510)
Level 3 assets, Ending balance	10,870	58,906
Change in unrealized gains (losses) included in earnings for assets still held at period end	9,395	1,549
Fair value, recurring measurements | Trading derivatives—net | Interest rate contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	39,486	48,629
Total gains (losses) for the period included in earnings, Assets	(18,435)	(9,448)
Total gains (losses) for the period included in other comprehensive income, Assets	(706)	(1,240)
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(6,230)	4,784
Transfers into Level 3, Assets	(3,954)	49,324
Transfers out of Level 3, Assets	(32,095)	(52,563)
Level 3 assets, Ending balance	(21,934)	39,486
Change in unrealized gains (losses) included in earnings for assets still held at period end	(9,311)	(8,541)
Fair value, recurring measurements | Trading derivatives—net | Foreign exchange contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	10,198	11,345
Total gains (losses) for the period included in earnings, Assets	(244)	2,429
Total gains (losses) for the period included in other comprehensive income, Assets	1,890	922
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(1,505)	(582)
Transfers into Level 3, Assets	14,644	98
Transfers out of Level 3, Assets	336	(4,014)
Level 3 assets, Ending balance	25,319	10,198
Change in unrealized gains (losses) included in earnings for assets still held at period end	6,113	3,309
Fair value, recurring measurements | Trading derivatives—net | Equity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	8,258	16,928
Total gains (losses) for the period included in earnings, Assets	13,373	10,324
Total gains (losses) for the period included in other comprehensive income, Assets	627	1,694
Purchases, Assets	0	4
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(15,457)	(20,415)
Transfers into Level 3, Assets	0	(125)
Transfers out of Level 3, Assets	(198)	(152)
Level 3 assets, Ending balance	6,603	8,258
Change in unrealized gains (losses) included in earnings for assets still held at period end	12,892	8,070
Fair value, recurring measurements | Trading derivatives—net | Commodity contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	(45)	91
Total gains (losses) for the period included in earnings, Assets	30	(128)
Total gains (losses) for the period included in other comprehensive income, Assets	(4)	7
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(15)	(15)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	(34)	(45)
Change in unrealized gains (losses) included in earnings for assets still held at period end	32	(128)
Fair value, recurring measurements | Trading derivatives—net | Credit derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	660	3,739
Total gains (losses) for the period included in earnings, Assets	(212)	(1,119)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(121)	(179)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	(1,781)
Level 3 assets, Ending balance	327	660
Change in unrealized gains (losses) included in earnings for assets still held at period end	(211)	(1,087)
Fair value, recurring measurements | Trading derivatives—net | Other - net
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	349	364
Total gains (losses) for the period included in earnings, Assets	(117)	(79)
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	669	419
Issues, Assets	(312)	(355)
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	589	349
Change in unrealized gains (losses) included in earnings for assets still held at period end	(120)	(74)
Fair value, recurring measurements | Available-for-sale debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	204,805	253,964
Total gains (losses) for the period included in earnings, Assets	(12,852)	1,433
Total gains (losses) for the period included in other comprehensive income, Assets	12,998	21,037
Purchases, Assets	2,533	208,845
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(9,872)	(278,573)
Transfers into Level 3, Assets	1,631	26
Transfers out of Level 3, Assets	(1,493)	(1,927)
Level 3 assets, Ending balance	197,750	204,805
Change in unrealized gains (losses) included in earnings for assets still held at period end	199	12,939
Fair value, recurring measurements | Available-for-sale debt securities | Corporate bonds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	5,172	2,000
Total gains (losses) for the period included in earnings, Assets	83	(83)
Total gains (losses) for the period included in other comprehensive income, Assets	(67)	275
Purchases, Assets	2,493	2,978
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(2,240)	(4)
Transfers into Level 3, Assets	1,631	26
Transfers out of Level 3, Assets	(1,493)	(20)
Level 3 assets, Ending balance	5,579	5,172
Change in unrealized gains (losses) included in earnings for assets still held at period end	34	194
Fair value, recurring measurements | Available-for-sale debt securities | Residential mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	15	15
Total gains (losses) for the period included in earnings, Assets	0	0
Total gains (losses) for the period included in other comprehensive income, Assets	0	0
Purchases, Assets	0	0
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	0
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	15	15
Change in unrealized gains (losses) included in earnings for assets still held at period end	0	0
Fair value, recurring measurements | Available-for-sale debt securities | Asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	132,951	182,938
Total gains (losses) for the period included in earnings, Assets	0	1,597
Total gains (losses) for the period included in other comprehensive income, Assets	9,333	14,325
Purchases, Assets	0	205,611
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	0	(271,520)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	142,284	132,951
Change in unrealized gains (losses) included in earnings for assets still held at period end	9,333	6,360
Fair value, recurring measurements | Available-for-sale debt securities | Other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	66,667	69,011
Total gains (losses) for the period included in earnings, Assets	(12,935)	(81)
Total gains (losses) for the period included in other comprehensive income, Assets	3,732	6,437
Purchases, Assets	40	256
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(7,632)	(7,049)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	(1,907)
Level 3 assets, Ending balance	49,872	66,667
Change in unrealized gains (losses) included in earnings for assets still held at period end	(9,168)	6,385
Fair value, recurring measurements | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	87,814	74,287
Total gains (losses) for the period included in earnings, Assets	4,842	3,519
Total gains (losses) for the period included in other comprehensive income, Assets	447	383
Purchases, Assets	14,898	10,661
Issues, Assets	0	0
Sales, Assets	(6,696)	(2,200)
Settlements, Assets	0	0
Transfers into Level 3, Assets	1,608	2,015
Transfers out of Level 3, Assets	(2,151)	(851)
Level 3 assets, Ending balance	100,762	87,814
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,944	2,360
Fair value, recurring measurements | Equity securities | Nonmarketable equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	87,814	74,287
Total gains (losses) for the period included in earnings, Assets	4,842	3,519
Total gains (losses) for the period included in other comprehensive income, Assets	447	383
Purchases, Assets	14,898	10,661
Issues, Assets	0	0
Sales, Assets	(6,696)	(2,200)
Settlements, Assets	0	0
Transfers into Level 3, Assets	1,608	2,015
Transfers out of Level 3, Assets	(2,151)	(851)
Level 3 assets, Ending balance	100,762	87,814
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,944	2,360
Fair value, recurring measurements | Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Level 3 assets, Beginning balance	79,154	75,750
Total gains (losses) for the period included in earnings, Assets	(246)	(197)
Total gains (losses) for the period included in other comprehensive income, Assets	129	141
Purchases, Assets	1,120	5,585
Issues, Assets	0	0
Sales, Assets	0	0
Settlements, Assets	(72,057)	(2,125)
Transfers into Level 3, Assets	0	0
Transfers out of Level 3, Assets	0	0
Level 3 assets, Ending balance	8,100	79,154
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ (117)	¥ (197)